Inventories (Schedule Of Inventories) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Inventory [Line Items]
Raw materials	$ 4,777	$ 6,535
Work-in-process	1,546	2,185
Finished goods	1,503	2,062
Inventory, Net	$ 7,826	$ 10,782